Note 6 - Allowance for Loan Losses	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Allowance for Credit Losses [Text Block]
(
6
)
Allowance
for
Loan
Losses

Changes in the allowance for loan losses for the years ended
December 31
are as follows:

	201 8	2017	2016

Balance, Beginning of Year	$7,507,508	$8,923,293	$8,603,905

Provision for Loan Losses	200,500	390,000	1,062,000
Loans Charged Off	(965,447)	(2,915,753)	(2,087,850)
Recoveries of Loans Previously Charged Off	534,245	1,109,968	1,345,238

Balance, End of Year	$7,276,806	$7,507,508	$8,923,293

The following tables detail activity in the allowance for loan losses, segregated by class of loan, for the years ended
December 31.
Allocation of a portion of the allowance to
one
category of loans does
not
preclude its availability to absorb losses in other loan categories and periodically may
result in reallocation within the provision categories.

201 8	Beginning Balance	Charge- O ffs	Recoveries	Provision	Ending Balance

Commercial and Agricultur al
Commercial	$446,675	$(123,528)	$139,466	$(93,049)	$369,564
Agricultural	185,904	(122,873)	22,031	163,188	248,250

Real Estate
Commercial Construction	1,216,015	-	155,272	(1,256,413)	114,874
Residential Construction	-	-	-	16,530	16,530
Commercial	3,873,959	(257,424)	40,052	892,523	4,549,110
Residential	968,101	(162,235)	90,703	284,483	1,181,052
Farmland	779,531	-	12,228	(90,210)	701,549

Consumer and Other
Consumer	33,993	(299,387)	72,386	279,121	86,113
Other	3,330	-	2,107	4,327	9,764

	$7,507,508	$(965,447)	$534,245	$200,500	$7,276,806

2017

Commercial and Agricultur al
Commercial	$456,197	$(299,079)	$136,499	$153,058	$446,675
Agricultural	167,692	(159,500)	3,963	173,749	185,904

Real Estate
Commercial Construction	322,725	(51,977)	266,459	678,808	1,216,015
Residential Construction	13,491	-	-	(13,491)	-
Commercial	5,750,998	(966,014)	527,150	(1,438,175)	3,873,959
Residential	1,396,099	(1,048,337)	82,079	538,260	968,101
Farmland	722,331	(60,902)	16,750	101,352	779,531

Consumer and Other
Consumer	80,265	(329,944)	74,933	208,739	33,993
Other	13,495	-	2,135	(12,300)	3,330

	$8,923,293	$(2,915,753)	$1,109,968	$390,000	$7,507,508

2016	Beginning Balance	Charge -O ffs	Recoveries	Provision	Ending Balance

Commercial and Agricultur al
Commercial	$855,364	$(304,918)	$66,738	$(160,987)	$456,197
Agricultural	203,091	(19,258)	4,150	(20,291)	167,692

Real Estate
Commercial Construction	690,766	(25,318)	814,586	(1,157,309)	322,725
Residential Construction	19,890	-	-	(6,399)	13,491
Commercial	3,850,527	(992,067)	206,154	2,686,384	5,750,998
Residential	1,990,355	(361,630)	49,660	(282,286)	1,396,099
Farmland	911,692	(119,576)	145,000	(214,785)	722,331

Consumer and Other
Consumer	63,377	(265,083)	52,629	229,342	80,265
Other	18,843	-	6,321	(11,669)	13,495

	$8,603,905	$(2,087,850)	$1,345,238	$1,062,000	$8,923,293

The Company’s allowance for loan losses consists of specific valuation allowances established for probable losses on specific loans and historical valuation allowances for other loans with similar risk characteristics.

The Company determines its individual reserves during its quarterly review of substandard loans. This process involves reviewing all loans with a risk grade of
6
or greater and an outstanding balance of
$250,000
or more, regardless of the loans impairment classification.

Since
not
all loans in the substandard category are considered impaired, this quarterly review process may
result in the identification of specific reserves on nonimpaired loans. Management considers those loans graded substandard, but not
classified as impaired, to be higher risk loans and, therefore, makes specific allocations to the allowance for those loans if warranted. The total of such loans is
$8,875,310
and
$9,470,621
as of
December 31, 2018
and
2017,
respectively. Specific allowance allocations were made for these loans totaling
$1,312,154
and
$1,510,868
as of
December 31, 2018
and
2017,
respectively. Since these loans are
not
considered impaired, both the loan balance and related specific allocation are included in the “Collectively Evaluated for Impairment” column of the following tables.

At
December 31, 2018,
there were
148
impaired loans totaling
$4,257,258
below the
$250,000
review threshold which were
not
individually reviewed for impairment. Those loans were subject to the Bank’s general loan loss reserve methodology and are included in the “Collectively Evaluated for Impairment” column of the following tables. Likewise, at
December 31, 2017
and
2016,
impaired loans totaling
$4,335,524
and
$4,204,156,
respectively, were below the
$250,000
review threshold and were subject to the Bank’s general loan loss reserve methodology and are included in the “Collectively Evaluated for Impairment” column of the following tables.

	Ending Allowance Balance			Ending Loan Balance
2018	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$6,264	$363,300	$369,564	$83,309	$57,327,164	$57,410,473
Agricultural	-	248,250	248,250	27,031	16,771,712	16,798,743

Real Estate
Commercial Construction	38,930	75,944	114,874	467,384	47,381,370	47,848,754
Residential Construction	-	16,530	16,530	-	12,499,744	12,499,744
Commercial	1,275,837	3,273,273	4,549,110	15,413,112	358,120,450	373,533,562
Residential	60,716	1,120,336	1,181,052	2,067,906	185,646,466	187,714,372
Farmland	35,984	665,565	701,549	2,157,281	60,551,717	62,708,998

Consumer and Other
Consumer	-	86,113	86,113	-	18,485,199	18,485,199
Other	-	9,764	9,764	-	5,027,523	5,027,523

Total End of Year Balance	$1,417,731	$5,859,075	$7,276,806	$20,216,023	$761,811,345	$782,027,368

	Ending Allowance Balance			Ending Loan Balance
2017	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$-	$446,675	$446,675	$77,599	$48,044,664	$48,122,263
Agricultural	-	185,904	185,904	5,121	16,437,460	16,442,581

Real Estate
Commercial Construction	65,635	1,150,380	1,216,015	493,067	44,720,893	45,213,960
Residential Construction	-	-	-	-	8,583,446	8,583,446
Commercial	1,712,557	2,161,402	3,873,959	18,010,035	333,161,633	351,171,668
Residential	27,123	940,978	968,101	2,040,125	192,008,820	194,048,945
Farmland	21,369	758,162	779,531	1,035,572	66,732,083	67,767,655

Consumer and Other
Consumer	-	33,993	33,993	-	18,956,028	18,956,028
Other	-	3,330	3,330	-	14,977,309	14,977,309

Total End of Year Balance	$1,826,684	$5,680,824	$7,507,508	$21,661,519	$743,622,336	$765,283,855

2016

Commercial and Agricultural
Commercial	$-	$456,197	$456,197	$6,671	$47,018,207	$47,024,878
Agricultural	-	167,692	167,692	-	17,079,579	17,079,579

Real Estate
Commercial Construction	21,135	301,590	322,725	72,296	30,286,066	30,358,362
Residential Construction	-	13,491	13,491	-	11,830,447	11,830,447
Commercial	3,021,943	2,729,055	5,750,998	22,422,451	326,667,580	349,090,031
Residential	362,522	1,033,577	1,396,099	2,911,874	192,668,093	195,579,967
Farmland	29,172	693,159	722,331	1,044,047	65,833,150	66,877,197

Consumer and Other
Consumer	-	80,265	80,265	-	19,695,241	19,695,241
Other	-	13,495	13,495	-	16,747,861	16,747,861

Total End of Year Balance	$3,434,772	$5,488,521	$8,923,293	$26,457,339	$727,826,224	$754,283,563